Primary Sources Considered when Determining Fair Value of Each Class of Fixed Maturity Securities (Detail) (Fixed maturity securities, USD $) In Millions, unless otherwise specified	Mar. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair value	$ 61,082	$ 62,161	$ 58,295
U.S. government, agencies and government-sponsored enterprises
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Pricing services	5,376	5,482	4,850
Internal models	5	9	13
Fair value	5,381	5,491	4,863
Tax-exempt
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Pricing services	270	294	503
Fair value	270	294	503
Government - non-U.S.
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Pricing services	2,337	2,413	2,201
Internal models	8	9	10
Fair value	2,345	2,422	2,211
U.S. corporate
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Pricing services	22,984	23,113	22,168
Broker quotes	176	121	250
Internal models	2,776	2,871	2,840
Fair value	25,936	26,105	25,258
Corporate - non-U.S.
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Pricing services	13,341	13,635	11,925
Broker quotes	155	75	78
Internal models	2,044	2,082	1,754
Fair value	15,540	15,792	13,757
Residential mortgage-backed
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Pricing services	5,812	5,924	5,600
Broker quotes	73	98	36
Internal models	57	59	59
Fair value	5,942	6,081	5,695
Commercial mortgage-backed
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Pricing services	3,030	3,298	3,361
Broker quotes	9	18	15
Internal models	17	17	24
Fair value	3,056	3,333	3,400
Other asset-backed
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Pricing services	1,659	1,776	2,328
Broker quotes	917	829	271
Internal models	36	38	9
Fair value	2,612	2,643	2,608
Level 1
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair value	0	0	0
Level 1 | U.S. government, agencies and government-sponsored enterprises
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Pricing services	0	0	0
Internal models	0	0	0
Fair value	0	0	0
Level 1 | Tax-exempt
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Pricing services	0	0	0
Fair value	0	0	0
Level 1 | Government - non-U.S.
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Pricing services	0	0	0
Internal models	0	0	0
Fair value	0	0	0
Level 1 | U.S. corporate
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Pricing services	0	0	0
Broker quotes	0	0	0
Internal models	0	0	0
Fair value	0	0	0
Level 1 | Corporate - non-U.S.
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Pricing services	0	0	0
Broker quotes	0	0	0
Internal models	0	0	0
Fair value	0	0	0
Level 1 | Residential mortgage-backed
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Pricing services	0	0	0
Broker quotes	0	0	0
Internal models	0	0	0
Fair value	0	0	0
Level 1 | Commercial mortgage-backed
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Pricing services	0	0	0
Broker quotes	0	0	0
Internal models	0	0	0
Fair value	0	0	0
Level 1 | Other asset-backed
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Pricing services	0	0	0
Broker quotes	0	0	0
Internal models	0	0	0
Fair value	0	0	0
Level 2
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair value	55,348	56,421	54,072
Level 2 | U.S. government, agencies and government-sponsored enterprises
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Pricing services	5,376	5,482	4,850
Internal models	0	0	0
Fair value	5,376	5,482	4,850
Level 2 | Tax-exempt
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Pricing services	270	294	503
Fair value	270	294	503
Level 2 | Government - non-U.S.
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Pricing services	2,337	2,413	2,201
Internal models	0	0	0
Fair value	2,337	2,413	2,201
Level 2 | U.S. corporate
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Pricing services	22,984	23,113	22,168
Broker quotes	0	0	0
Internal models	308	309	579
Fair value	23,292	23,422	22,747
Level 2 | Corporate - non-U.S.
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Pricing services	13,341	13,635	11,925
Broker quotes	0	0	0
Internal models	229	174	548
Fair value	13,570	13,809	12,473
Level 2 | Residential mortgage-backed
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Pricing services	5,812	5,924	5,600
Broker quotes	0	0	0
Internal models	0	0	0
Fair value	5,812	5,924	5,600
Level 2 | Commercial mortgage-backed
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Pricing services	3,030	3,298	3,361
Broker quotes	0	0	0
Internal models	0	0	0
Fair value	3,030	3,298	3,361
Level 2 | Other asset-backed
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Pricing services	1,659	1,776	2,328
Broker quotes	0	0	0
Internal models	2	3	9
Fair value	1,661	1,779	2,337
Level 3
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair value	5,734	5,740	4,223
Level 3 | U.S. government, agencies and government-sponsored enterprises
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Pricing services	0	0	0
Internal models	5	9	13
Fair value	5	9	13
Level 3 | Tax-exempt
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Pricing services	0	0	0
Fair value	0	0	0
Level 3 | Government - non-U.S.
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Pricing services	0	0	0
Internal models	8	9	10
Fair value	8	9	10
Level 3 | U.S. corporate
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Pricing services	0	0	0
Broker quotes	176	121	250
Internal models	2,468	2,562	2,261
Fair value	2,644	2,683	2,511
Level 3 | Corporate - non-U.S.
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Pricing services	0	0	0
Broker quotes	155	75	78
Internal models	1,815	1,908	1,206
Fair value	1,970	1,983	1,284
Level 3 | Residential mortgage-backed
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Pricing services	0	0	0
Broker quotes	73	98	36
Internal models	57	59	59
Fair value	130	157	95
Level 3 | Commercial mortgage-backed
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Pricing services	0	0	0
Broker quotes	9	18	15
Internal models	17	17	24
Fair value	26	35	39
Level 3 | Other asset-backed
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Pricing services	0	0	0
Broker quotes	917	829	271
Internal models	34	35	0
Fair value	$ 951	$ 864	$ 271